10 - Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
10-	Notes Payable - Related Parties

On September 9, 2011 the Company and lender, the Company’s president and CEO and a company owned by the Company’s president and CEO, mutually agreed to consolidate all existing outstanding loans into two notes payable with a maturity date of September 8, 2012.  The notes consist of $50,000 issued to the Company’s president and CEO and $30,000 issued to a company owned by the Company’s president and CEO.  The interest rate did not change from the original loan agreements, these notes provide for interest only payments of 2%, payable monthly in cash, or common stock of the Company at $0.25 per share, at the option of the lender. There is no required principal payment on the notes until maturity.  The principal portion of the notes can be converted into common stock at any time during the one year term at the rate of $.25 per share at the option of the lender.  Interest expense associated with these notes for the years ended December 31, 2011 and 2010 was $18,400 and $6,397, respectively.  In March 2012 the CEO agreed to extend the maturity date of these notes to April 30, 2012 and monthly interest rate will be reduced to 1% per month effective October 1, 2012, see note 16 below.